Long-Term Debt and Other Financial Liabilities	9 Months Ended
Sep. 30, 2025
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
7.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying condensed consolidated balance sheets are analyzed as follows:

	September 30, 2025	December 31, 2024
Long-term debt and other financial liabilities	50,435	80,465
Less: Deferred financing costs	(941)	(1,712)
Total	49,494	78,753
Less – current portion	(6,391)	(17,650)
Long-term portion	43,103	61,103

Details of the Company’s secured credit and other financial liabilities are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2024, included in the Company’s 2024 Annual Report on Form 20-F filed with the SEC on April 10, 2025, and are supplemented by the below new activities within the period.

Sale and Leaseback Transactions repaid during the nine-month period ended September 30, 2025

Huarong Sale and Leaseback

On June 10, 2025, following the sale of the Gloriuship, the Company prepaid the respective tranche of $7,500 and all securities granted in favor of the Gloriuship were irrevocably and unconditionally discharged pursuant to the deed of termination and release dated the same day. On that date, as a result of the prepayment, an amount of $233 relating to deferred finance costs and other related expenses was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss on extinguishment of debt” in the unaudited interim condensed consolidated statements of operations.

On August 15, 2025, following the sale of the Tradership, the Company prepaid the respective tranche of $7,222 and all securities granted in favor of the Tradership were irrevocably and unconditionally discharged pursuant to the deed of termination and release dated the same day. On that date, as a result of the prepayment, an amount of $209 relating to deferred finance costs and other related expenses was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss on extinguishment of debt” in the unaudited interim condensed consolidated statements of operations.

On September 16, 2025, following the sale of the Goodship, the Company prepaid the respective tranche of $7,083 and all securities granted in favor of the Goodship were irrevocably and unconditionally discharged pursuant to the deed of termination and release dated the same day. On that date, as a result of the prepayment, an amount of $198 relating to deferred finance costs and other related expenses was recognized as loss on debt extinguishment according to the debt extinguishment guidance of ASC 470-50 “Debt Modifications and Extinguishments” and was included in “Loss on extinguishment of debt” in the unaudited interim condensed consolidated statements of operations.

As of September 30, 2025, the Company was in compliance with all covenants relating to its financial liabilities as at that date.

As of September 30, 2025, one of the Company’s owned vessels, having a net carrying value of $19,581, was subject to first and second priority mortgages as collateral to its long-term debt facility. As of September 30, 2025, three of the Company’s vessels, having a net carrying value of $56,492, were financed through sale and leaseback agreements. As customary in leaseback agreements, the title of ownership is held by the registered owners.

The annual principal payments required to be made after September 30, 2025 for all long-term debt and other financial liabilities, are as follows:

Twelve-month periods ending September 30,	Amount
2026	6,706
2027	6,706
2028	12,619
2029	14,036
Thereafter	10,368
Total	50,435